STATEMENTS OF CASH FLOWS - USD ($)	6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Sep. 30, 2020	Sep. 30, 2019
CASH FLOWS FROM OPERATING ACTIVITIES
Net Loss	$ (17,202)	$ (8,716)	$ (11,824)	$ (13,305)
Adjustments to Reconcile Net Loss To Net Cash Used by Operating Activities
Depreciation and Amortization	583	558	1,139	1,112
Increase (Decrease) in Operating Capital
Increase (Decrease) in Prepaid Expense	(2,791)	(500)	2,000	0
Decrease in inventory	13	26	48	31
Increase in accrued interest	95	0
Net Cash Used by Operating Activities	(19,302)	(8,632)	(8,637)	(12,162)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of patent	0	(531)	(916)	0
Net Cash (Used) by Investing Activities	0	(531)	(916)	0
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from line of credit - related party	12,750	0
Repurchase of common shares	(500)	0
Net Cash Provided by Financing Activities	12,250	0
Net Decrease in Cash	(7,052)	(9,163)	(9,553)	(12,162)
Cash and Cash Equivalents, at Carrying Value, Beginning Balance	14,480	24,033	24,033	36,195
Cash and Cash Equivalents, at Carrying Value, Ending Balance	7,428	14,870	14,480	24,033
SUPPLEMENTAL DISCLOSURES:
Interest	0	0	0	0
Income taxes	$ 0	$ 0	$ 0	$ 0